Other Borrowings	12 Months Ended
Dec. 31, 2015
Other Borrowings [Abstract]
Other Borrowings

NOTE 11 - OTHER BORROWINGS

There were no outstanding borrowings with the Federal Reserve Bank (the “FRB”) at December 31, 2015 or at December 31, 2014.

Assets pledged as collateral with the FRB were as follows:

	December 31, 2015	December 31, 2014
Commercial loans	$19,696	$18,111
Commercial real estate loans	37,702	38,475
	$57,398	$56,586

Based on the collateral pledged, CFBank was eligible to borrow up to $30,241 from the FRB at year-end 2015.

CFBank had a $1.0 million line of credit with a commercial bank at both December 31, 2015 and December 31, 2014.  There were no outstanding borrowings on this line of credit at December 31, 2015 or December 31, 2014.  If CFBank were to borrow on this line of credit, interest would accrue daily at a variable rate based rate on the commercial bank’s cost of funds and current market returns.

Prior to 2014, CFBank entered into certain loan participations that, according to the structure of the transactions, did not qualify for sales accounting treatment and were therefore accounted for as secured borrowings.  As of January 1, 2014, there were five loan participation agreements classified as secured borrowings totaling approximately $6,500.  The maturities of the secured borrowings range from March 2016 through January 2024, with a weighted average rate of approximately 4.10%. These loans provided CFBank with the ability to repurchase the loan at its discretion.  CFBank retains an ownership interest in these loans and provides customary servicing to the third-parties which are typically other community banks.  During the first quarter of 2014, management amended its loan participation agreements to remove the language that disqualified the loan participations from sales accounting treatment and entered into amended loan participation agreements with the participating institutions with respect to the aforementioned loans.    There were no secured borrowing transactions as of December 31, 2015 and December 31, 2014.